Profit from Operations - Summary Costs of Integrating Acquired Businesses into Existing Operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	£ 3,005	£ 2,679	£ 2,274
Depreciation, amortisation and impairment costs	1,038	902	607
Other operating expenses	6,668		3,037
Other operating income	(85)		(176)
Restructuring and Integration Costs
Employee Benefit Costs and Depreciation, Amortisation and Impairment [Line Items]
Employee benefit costs	176	193	240
Depreciation, amortisation and impairment costs	48	85	64
Other operating expenses	145	330	325
Other operating income	(6)	(8)	(26)
Business combination integration cost	£ 363	£ 600	£ 603